History And Reorganization of The Group - Summary of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries [Line Items]
Total assets	¥ 360,433,486	¥ 248,890,247
Total liabilities	265,874,283	165,738,926
Consolidated affiliated entities and subsidiaries [member]
Disclosure Of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries [Line Items]
Assets arising from intra-group transactions	3,911
Amount due from Group companies	535,200	564,189
Total assets	21,721,834	33,655,382
Amount due to Group companies	19,827,134	25,141,233
Total liabilities	¥ 24,101,238	¥ 35,391,995